Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Apr. 15, 2018	Feb. 28, 2018	Oct. 31, 2017	Oct. 31, 2016	Apr. 28, 2016	Oct. 31, 2015	Jul. 30, 2015	Jun. 30, 2015	Jun. 29, 2015	Jun. 23, 2015	Mar. 31, 2015	Mar. 30, 2015	Oct. 31, 2014
C000154942
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 2,097,753	$ 1,618,387	$ 1,469,924	$ 1,828,492	$ 1,279,292	$ 1,246,873	$ 1,119,376			$ 1,159,134	$ 953,000		$ 946,000				$ 1,000,000
C000124400
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 10,127	10,231	10,366	10,947	9,839	9,615	9,093			9,377	9,276		9,298							$ 9,450
C000124401
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 9,836	10,017	10,218	10,880	9,843	9,700	9,240			9,595	9,573		9,672							9,900
C000201711
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 11,128	11,213	11,316	11,920	10,673	10,401	9,794	$ 10,000
C000198936
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,135	11,225	11,316	11,919	10,673	10,401	9,795		$ 10,000
C000124402
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,108,729	1,117,332	1,127,707	1,187,935	1,064,649	1,036,962	976,424			1,003,725	989,184		987,900							1,000,000
C000124403
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 10,985	11,078	11,190	11,791	10,570	10,302	9,717			9,989	9,868		9,874							10,000
C000151918
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 1,318,321	1,167,276	1,062,222	1,255,879	1,168,585	1,154,614	1,058,988			1,089,942	1,034,297		961,600					$ 1,000,000	$ 1,000,000
C000157436
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 1,894,046	1,522,300	1,320,066	1,717,718	1,231,692	1,260,559	1,117,715			1,184,396	944,194		952,000	$ 1,000,000
C000154943
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 1,402,597	1,087,369	1,119,613	1,395,679	1,043,888	1,198,356	998,298			1,017,425	936,425		957,000		$ 1,000,000	$ 1,000,000
C000161913
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 1,946,297	1,543,210	1,624,432	1,928,567	1,338,632	1,422,563	1,286,689			1,291,856	1,052,000	$ 1,000,000
MSCI ACWI IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Account Value	$ 2,211,798	1,671,426	1,527,393	1,914,506	1,385,516	1,328,140	1,185,734			1,197,106	969,160		947,000				1,000,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Account Value	$ 12,327	11,215	11,025	12,546	12,651	12,127	10,958			10,936	10,803		10,272							10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Account Value	$ 12,327	11,215	11,025	12,546	12,651	12,127	10,958			10,936	10,803		10,272							10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Account Value	$ 11,259	10,243	10,070	11,458	11,554	11,076	10,008	10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Account Value	$ 11,337	10,313	10,139	11,537	11,634	11,152	10,077		10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Account Value	$ 1,232,749	1,121,497	1,102,533	1,254,589	1,265,090	1,212,701	1,095,781			1,093,594	1,080,306		1,027,200							1,000,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Account Value	$ 12,327	11,215	11,025	12,546	12,651	12,127	10,958			10,936	10,803		10,272							10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Account Value	$ 1,283,937	1,168,102	1,148,348	1,306,787	1,317,676	1,263,075	1,141,268			1,138,949	1,125,130		1,069,836					1,000,000	0
Goldman Sachs Index: MSCI EAFE (Net, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Account Value	$ 1,585,817	1,289,597	1,127,270	1,463,987	1,091,062	1,171,421	1,054,954			1,132,533	917,476		948,100	$ 1,000,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,274,166	2,372,291	2,153,832	2,522,378	1,764,962	1,608,745	1,407,154			1,310,855	1,060,285		1,014,539		1,000,000	1,000,000
Goldman Sachs Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,089,342	2,240,927	2,067,657	2,476,829	1,721,216	1,562,611	1,376,871			1,291,624	1,041,800	1,000,000
Goldman Sachs Index: MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)
Account Value	$ 2,310,285	1,744,928	1,593,833	1,944,647	1,405,803	1,349,528	1,201,075			1,203,241	975,627		949,700				$ 1,000,000
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML 3-Month U.S. Treasury Bill Index
Account Value	$ 11,824	11,219	10,708	10,625	10,618	10,522	10,275			10,105	10,033		10,002							10,000
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML 3-Month U.S. Treasury Bill Index
Account Value	$ 11,824	11,219	10,708	10,625	10,618	10,522	10,275			10,105	10,033		10,002							10,000
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML 3-Month U.S. Treasury Bill Index
Account Value	$ 11,629	11,034	10,530	10,449	10,443	10,348	10,105	$ 10,000
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML 3-Month U.S. Treasury Bill Index
Account Value	$ 11,653	11,057	10,552	10,471	10,464	10,369	10,126		$ 10,000
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML 3-Month U.S. Treasury Bill Index
Account Value	$ 1,182,421	1,121,948	1,070,766	1,062,478	1,061,841	1,052,161	1,027,501			1,010,524	1,003,301		1,000,200							1,000,000
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML 3-Month U.S. Treasury Bill Index
Account Value	$ 11,824	11,219	10,708	10,625	10,618	10,522	10,275			10,105	10,033		10,002							$ 10,000
Goldman Sachs Index: Bloomberg Global High-Yield Corporate Index (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global High-Yield Corporate Index (Gross, USD, Unhedged)
Account Value	$ 1,532,040	1,310,755	1,202,327	1,436,629	1,320,060	1,273,077	1,176,928			1,184,010	1,073,247		990,258					1,000,000	1,000,000
Goldman Sachs Index: Credit Suisse Leveraged Loan Index (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index (Gross, USD, Unhedged)
Account Value	$ 1,592,853	1,440,871	1,291,826	1,318,546	1,215,099	1,197,106	1,166,695			1,112,282	1,056,802		994,161					1,000,000	1,000,000
Goldman Sachs Index: J.P. Morgan EMBI Global Diversified Index (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan EMBI℠ Global Diversified Index (Gross, USD, Unhedged)
Account Value	$ 1,337,432	1,131,866	1,044,541	1,377,790	1,319,542	1,306,728	1,142,769			1,195,216	1,124,209		1,006,446					1,000,000	1,000,000
Goldman Sachs Index: J.P. Morgan GBI-EMSM Global Diversified Index (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan GBI EM℠ Global Diversified Index (Gross, USD, Unhedged)
Account Value	$ 1,115,056	1,025,268	903,282	1,132,988	1,123,536	1,168,072	1,010,525			1,081,698	1,028,406		926,134					1,000,000	1,000,000
Goldman Sachs Index: Multi-Manager Non-Core Fixed Income Composite Dynamic Index
Account Value [Line Items]
Line Graph and Table Measure Name	Multi-Manager Non-Core Fixed Income Composite Dynamic Index
Account Value	$ 1,447,224	1,268,515	1,161,313	1,353,667	1,265,592	1,251,650	1,139,496			1,148,777	1,073,889		976,539					$ 1,000,000	$ 1,000,000
Goldman Sachs Index: Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Account Value	$ 1,666,189	1,323,366	1,362,834	1,482,944	1,171,124	1,323,061	1,103,997			1,149,831	1,020,643		972,202		1,000,000	1,000,000
Goldman Sachs Index: FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)
Account Value	$ 1,376,006	1,069,205	1,135,738	1,510,774	1,060,461	1,374,123	1,140,503			1,135,052	1,067,734		1,040,165		1,000,000	1,000,000
Goldman Sachs Index: Multi-Manager Real Assets Strategy Composite Dynamic Index
Account Value [Line Items]
Line Graph and Table Measure Name	Multi-Manager Real Assets Strategy Composite Dynamic Index
Account Value	$ 1,498,196	1,173,544	1,230,049	1,507,978	1,108,440	1,357,269	1,128,292			1,143,207	1,050,303		$ 1,012,892		$ 1,000,000	$ 1,000,000
Goldman Sachs Index: Russell 2000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value	$ 2,180,121	$ 1,626,106	$ 1,778,332	$ 2,183,073	$ 1,447,661	$ 1,449,691	$ 1,381,974			$ 1,356,872	$ 1,061,300	$ 1,000,000